Leases - Summary of Lease, Cost (Detail) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Lease, Cost [Abstract]
Operating lease cost, net	[1]	$ 13,614	$ 10,999	$ 10,484
Variable lease cost		5,809	4,705	2,506
Total lease cost		$ 19,423	$ 15,704	$ 12,990

[1]	For the year ended March 31, 2020, included in operating lease cost is a $4.9 million reduction to lease cost related to a lease termination.